                           BNY HAMILTON FUNDS, INC.

                        Supplement dated April 13, 2006
                                      to
         BNY Hamilton Money Market Funds Prospectus -- Classic Shares
         BNY Hamilton Money Market Funds Prospectus -- Premier Shares BNY Hamilton Money Market Funds Prospectus -- Hamilton Shares
                         each dated November 15, 2005

Effective April 13, 2006, the section entitled "Account Policies -- Daily NAV Calculation" in each of the three BNY Hamilton Money Market Funds Prospectuses referred to above is revised to read as follows:

   "DAILY NAV CALCULATION

   Each of the Money Fund and the Treasury Money Fund calculates its net asset value per share (NAV) at 5:00 p.m. eastern time, and the New York Tax-Exempt Money Fund calculates its NAV at 4:30 p.m. eastern time, on each business day (Monday through Friday), although the Funds may not do so on a day when no purchase or redemption orders are received. Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors.

   Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

   If the Fund (or its designee) accepts your order by the Fund's cut-off time (normally 5:00 p.m. Eastern time), we will process your purchase order at that day's price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day's price.

   The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

   On occasion, the NYSE closes before 4:00 p.m. Eastern time. When the NYSE closes before a Fund's cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund's close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

   The Money Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in this Fund may change on days when you will be unable to purchase or redeem shares."

                           BNY HAMILTON FUNDS, INC.

                        Supplement dated April 13, 2006
                                      to
          BNY Hamilton Money Market Funds Prospectus -- Retail Shares
          BNY Hamilton Money Market Funds Prospectus -- Agency Shares
      BNY Hamilton Money Market Funds Prospectus -- Institutional Shares
                         each dated November 15, 2005

Effective April 13, 2006, the section entitled "Account Policies -- Daily NAV Calculation" in each of the three BNY Hamilton Money Market Funds Prospectuses referred to above is revised to read as follows:

   "DAILY NAV CALCULATION

   Each of the Money Fund and the Treasury Money Fund calculates its net asset value per share (NAV) at 5:00 p.m. Eastern time, on each business day (Monday through Friday), although the Funds may not do so on a day when no purchase or redemption orders are received. Dividends and expenses accrue daily. The Funds use the amortized cost method to value their securities. When market prices are not available, the Funds will use fair value prices as determined by the Advisor's Pricing Committee with approval of the Board of Directors.

   Shares are available on any business day that the Federal Reserve Bank of New York (Federal Reserve) and the New York Stock Exchange (NYSE) are open, except the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day.

   If the Fund (or its designee) accepts your order by the Fund's cut-off time (normally 5:00 p.m. Eastern time), we will process your purchase order at that day's price and you will be entitled to all dividends declared on that day. If the Fund accepts your purchase order after the cut-off time, we will process it at the next day's price.

   The Funds may close earlier a few days each year when the Bond Market Association recommends that the securities markets close trading early.

   On occasion, the NYSE closes before 4:00 p.m. Eastern time. When the NYSE closes before a Fund's cut-off time, purchase orders accepted by the Fund after the NYSE closes will be effective the following business day. Each Fund, however, may elect to remain open following an early close of the NYSE or to open on days when the Federal Reserve is open and the NYSE is closed. If your purchase order is accepted by the Fund before the Fund's close on a day when the NYSE closes early but the Fund remains open, or on a day when the Fund is open but the NYSE is not, it will be effective the same business day. Purchase orders accepted after a Fund closes will be effective the following business day.

   The Money Fund may invest in securities that are traded on foreign exchanges, which may be open when the New York Stock Exchange is closed. The value of your investment in this Fund may change on days when you will be unable to purchase or redeem shares."